Notes Payable (Details)																															1 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 13, 2025 USD ($)	Jun. 04, 2025 USD ($) $ / shares shares	Jun. 01, 2025 USD ($)	Feb. 27, 2025 USD ($) $ / shares	Feb. 04, 2025 USD ($)	Oct. 18, 2024 USD ($)	Jul. 26, 2024 $ / shares	Jul. 10, 2024 USD ($)	May 31, 2024 USD ($)	May 03, 2024 USD ($)	Apr. 05, 2024 USD ($)	Oct. 06, 2023	Sep. 28, 2023	Sep. 27, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 20, 2023 USD ($)	Jul. 11, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 30, 2023 USD ($) $ / shares shares	Apr. 24, 2023 USD ($)	Apr. 20, 2023 USD ($)	Mar. 14, 2023 USD ($) shares	Feb. 01, 2023	Jan. 13, 2023	Dec. 12, 2022	Sep. 22, 2022 USD ($)	Sep. 15, 2022	Sep. 01, 2022 USD ($)	May 25, 2022 USD ($)	Jun. 13, 2020 USD ($)	Sep. 22, 2022 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Feb. 26, 2025 shares	Dec. 30, 2024 USD ($)	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Oct. 23, 2023 $ / shares	Oct. 21, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2023	Jan. 25, 2023 $ / shares	Oct. 20, 2022 $ / shares	Aug. 18, 2022 USD ($)	Aug. 18, 2022 AUD ($)
Notes Payable [Line Items]
Effective interest rate																					18.00%												15.00%	15.00%						8.26%	1.50%	48.61%
Future Payment																														$ 3,732
Monthly Payment on Future																														311
Repayments of Long-Term Debt																														$ 933
Promissory note																																				$ 25,000
Payment on Notes payable																																				$ 547,439	$ 532,689
Repaid principal amount																																		$ 2,500
Debt discount									$ 1,800
Principal amount																					$ 130,000												$ 9,500	$ 9,500					$ 117,614
Common Stock, Shares, Issued (in Shares) | shares																			75,560														11,893,007	11,893,007		4,662,439		4,496,400
Common Stock Exercise Price																																		$ 1.75
Promissory note											$ 56,250
Effective interest rate											15%
Repaid amount																																		$ 114,971	$ 139,398
Line of Credit Facility, Frequency of Payment and Payment Terms																																		10%
Discounts and issuance costs Amortization																																		$ 1,615
Maturity date			Dec. 01, 2026									Feb. 28, 2024								Apr. 24, 2024			Aug. 01, 2023	Jun. 13, 2023	Apr. 24, 2023		Mar. 31, 2023
Amortized discount																																					$ 178,694
Exercise price (in Dollars per share) | $ / shares				$ 1
Fair value of embedded derivative components																																				$ 143,000
Warrant exercise price (in Dollars per share) | $ / shares							$ 1.2
Allocated fair value																																			3,142,678
Payment to notes																																				$ 45,000
Common stock price (in Dollars per share) | $ / shares																																	$ 0.001	$ 0.001		$ 0.001	$ 0.001						$ 0.001
Outstanding debt																																				$ 217,100
Shares of common stock (in Shares) | shares																																				497,186
Loss on settlement of debt																																				$ 123,209
Payment of note holders																																				165,000
Interest fee																																				29,762	$ 14,219
The April 2020 PPP Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																																$ 282,432
Notes conversion, description																																The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Accrued interest amount																																		$ 2,287
The June 13, 2020 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																														3.75%
The First September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																												$ 876,000
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																										$ 303,386					$ 303,386
Effective interest rate																										100.00%					100.00%
Cash proceeds																															$ 272,614
Flat interest fee																															321,637
Payment on Notes payable	$ 2,500
The Third May 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Payments																													$ 27,375
The Third September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Subsequent Payments																														$ 25,000
The Second August 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																													$ 300,000
The April 5th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																	$ 11,250	11,250
Debt issuance costs																																	5,000	5,000
The May 3rd, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount														$ 24,600
Promissory note										$ 60,000
Debt issuance costs														2,400
The May 31, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note									60,000
Debt issuance costs																																	1,800	1,800
Repaid amount																																		1,500
The August 20th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																$ 15,415
Repaid amount																																		14,645
The October 18, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note						$ 43,041
Repaid amount																																		21,586
Payments						$ 4,782
Debt issuance net																																	3,841	3,841
The Third July 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																														20.00%
Accrues interest																																		10,202
The February 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount				$ 2,500
Promissory note					$ 67,500
Repaid amount																																	4,000
Maturity date					Dec. 31, 2025
Principal amount outstanding				$ 65,000
The February 27, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																																	3,554	$ 3,554
Maturity date				Feb. 27, 2026
Accrued interest amount				$ 365,000
Accrued interest				$ 3,000
Long-Term Debt, Contingent Payment of Principal or Interest																																		$12,000
The First June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																	6,023	$ 6,023
Promissory note issued		$ 12,500
Warrants term		5 years
Exercise price (in Dollars per share) | $ / shares		$ 1
Fair value of embedded derivative components		$ 6,477
Debt instrument interest rate		52.00%
The June 13, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note	10,000
Fair value	$ 7,805
Fair value of per flight	1,115
April 2020 PPP Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																																$ 282,432
Effective interest rate																																1.00%
Interest																																				9,929	9,929
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																										$ 876,000
The Second September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																										$ 303,386					$ 303,386
Effective interest rate																										100.00%					100.00%
Flat interest fee																										$ 321,637
Cash received																										272,614
The Third May 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Payments																										27,375
The Second August 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																				300,000
Third September 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount																										$ 129,053					$ 129,053
Effective interest rate																										143.00%					143.00%
Promissory note																										$ 365,000
Flat interest fee																										139,524
Debt discount																																					300,000
Payments																										13,036
Amortized discount																																					61,358
Cash received																										$ 110,762
April 20, 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																															10.00%
Promissory note																					$ 130,000
Accrued interest amount																																				3,624
Fair value of embedded derivative components																																												$ 83,065
Debt discount																																												$ 88,065
Effective interest rate																					18.00%
Interest																																				7,521	7,477
Common stock price (in Dollars per share) | $ / shares																			$ 75,560																									$ 0.001
Exercise price (in Dollars per share) | $ / shares																			$ 1.75
fAIR VALUE OF WARRANT									$ 177,560										$ 177,560
Promissory note																				$ 109,500
The June Two Thousand Twenty Three Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note																		$ 13,000
Amortized discount																																					$ 2,000
Outstanding debt																						$ 2,500
Additional penalty amount																						$ 2,000
Shares of common stock (in Shares) | shares																						1,287
Loss on settlement of debt																						$ 400
The July Eleven Two Thousand And Twenty Three Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																					10.00%
Promissory note																	$ 300,000
Debt discount																																					$ 60,000
Payments																																					47,142
Interest fee																																					30,000
Debt discount																																					204,557
Debt discount amortized with amortization amount																																				$ 132,279	132,279
The July Thirty One Two Thousand And Twenty Three Loan Agreement [Member]
Notes Payable [Line Items]
Effective interest rate																																				10.00%
Debt discount																																				$ 52,250
Debt issuance costs																																				9,000
Payments																																				45,416
Loss on settlement of debt								$ 93,508
Interest fee								275,000
Promissory note																																														$ 261,250
Additional Debt discount amount																																				28,000
Discounts and issuance costs amortization																																				144,111	76,720
Converted amount								$ 285,018
Interest amount																																				13,105	14,687
The August Two Thousand Twenty Three Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note															$ 137,448
Debt discount																																				12,948
Payments																																				15,272
Amortized discount																																				$ 4,385	8,563
Repaid principal amount																																			$ 43,222		$ 98,451
Interest fee															$ 12,948
Maturity days															60 days
September 27 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On September 27, 2023, the Company entered into a loan agreement (the “September 27 2023 Loan Agreement”) with a lender (the “September 27 2023 Lender”), whereby the First September 2023 Lender issued the Company a promissory note of $51,750 (the “September 27 2023 Note”). The maturity date of the First September 2023 Note was June 30, 2024 (the “September 27 2023 Maturity Date”). The Company accrued interest at the rate of 15% per annum on the outstanding balance of the note.The Company recorded a $6,750 debt discount relating to an original issue discount and debt issuance costs of $5,000. During the years ended December 31, 2024 and 2023, the Company amortized $4,431 and $7,319 of the discount, respectively. As of December 31, 2024, this debt discount has been fully amortized.On July 23, 2024, the Lender converted the outstanding debt on this note and the Convertible Note April 2023 Loan Agreement into a combined 171,039 shares of the Company’s common stock, and received an additional 10,461 shares of common stock as consideration.During the years ended December 31, 2024 and 2023, the Company recorded $1,775 and $2,587 in interest, respectively.
The September 27 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note														$ 51,750
Debt discount																																				$ 6,750
Debt issuance costs																																				$ 5,000
Percentage of accrued interest rate per annum														15.00%
September 28 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On September 28, 2023, the Company entered into a secured loan agreement (the “September 28 2023 Loan Agreement”) with a lender (the “September 28 2023 Lender”), whereby the September 28 2023 Lender issued the Company a secured promissory note of $166,905 AUD or $107,221 United States Dollars. This note had an effective interest rate of 15%. The maturity date of the September 28 2023 Note was June 30, 2024 at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First September 2023 Loan Agreement was due. The Company has the option to extend the Maturity date by 60 days at an interest rate of 19%. The loan is secured by the Australian research & development credit.During the year ended December 31, 2024, the Company repaid the remaining balance against the note.During the years ended December 31, 2024 and 2023, the Company recorded $13,587 and $4,430 in interest. respectively.
The First August 2022 Loan Agreement [Member]
Notes Payable [Line Items]
Secured promissory note																																																		$ 107,221	$ 166,905
The Second September 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Maturity days													60 days
Interest rate													19.00%
January 26 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On January 26, 2024, the Company entered into a promissory note agreement (the “January 26 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note in the principal amount of $15,000 (the “January 26 Note”). The maturity date of the January 26 Note was February 9, 2024. As additional consideration for entering into the January 26 Loan Agreement, the Company issued 9,000 warrants to purchase shares of the Company’s common stock.The Company repaid $15,000 in principal on February 1, 2024, and the note was fully repaid as of that date.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $5,660 to the debt instrument (38%) and $9,340 to the warrants (62%).The Company recorded $9,340 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.
January 30 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On January 30, 2024, the Company entered into a promissory note agreement (the “January 30 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $12,000 (the “January 30 Note”). The maturity date of the January 30 Note was February 13, 2024. As additional consideration for entering in the January 30 Loan Agreement, the Company issued 7,200 warrants of the Company’s common stock. The Company repaid $12,000 in principal on February 1, 2024 and the note was fully repaid as of that date.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $5,623 to the debt instrument (47%) and $6,377 to the warrants (53%).The Company recorded $6,377 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.
February 1, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On February 1, 2024, the Company entered into a promissory note agreement (the “February 1, 2024 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $20,000 (the “February 1 Note”). As additional consideration for entering in the February 1 ,2024 Loan Agreement, the Company issued 12,000 warrants of the Company’s common stock. The original maturity date of the February 1 Note was February 14, 2024.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $9,756 to the debt instrument (49%) and $10,244 to the warrants (51%).On February 12, 2024, the Company and Frommer executed an agreement amending the payment terms to an effective interest rate of 20% per annum accruing on the date of the amendment and extending the maturity date to April 29, 2024.On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date to December 28, 2024. In exchange, Frommer received 20,859 warrants with an exercise price of $1.75. During the twelve months ended December 31, 2024, the Company repaid in full the balance of this loan and interest of $4,974.The Company recorded a $10,769 debt discount relating to an original issue discount and debt issuance costs of $6,377, which was amortized over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.
February 5 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On February 5, 2024, the Company entered into a promissory note agreement (the “February 5 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $5,000 (the “February 5 Note”). The maturity date of the February 5 Note was February 26, 2024. As additional consideration for entering in the February 5 Loan Agreement, the Company issued 3,000 warrants of the Company’s common stock. The Company repaid $5,000 in principal on March 26, 2024. The note did not accrue interest.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,990 to the debt instrument (40%) and $3,010 to the warrants (60%).The Company recorded $3,010 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.
February 12 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On February 12, 2024, the Company entered into a promissory note agreement (the “February 12 Loan Agreement”) with a lender (the “February 12 Lender”), whereby the February 12 Lender issued the Company a promissory note of $50,000. The effective interest rate of the February 12 Note is 5% per annum. The original maturity date of the February 12 Note was March 13, 2024.On April 10, 2024, the Company and the February 12 Lender executed an agreement extending the maturity date to September 1, 2024. In exchange, February 12 Lender received 100,000 warrants with an exercise price of $4.00. The April amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, totaling $265,000, was recorded as a debt discount and fully amortized to accretion of debt discount and issuance cost during the year ended December 31, 2024.On July 19, 2024, the Company and the February 12 Lender executed an agreement extending the maturity date from September 1, 2024 to December 28, 2024.On September 3, the February 12 Lender converted the remaining balance of the note to shares of Series G Preferred stock.During the year ended December 31, 2024, the Company recorded $1,397 in interest.
February 22 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On February 22, 2024, the Company entered into a promissory note agreement (the “February 22 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $42,500 (the “February 22 Note”). The original maturity date of the February 22 Note was April 22, 2024. As additional consideration for entering in the February 22 Loan Agreement, the Company issued 25,500 warrants of the Company’s common stock.The Company recorded a $22,885 debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $9,239 to the debt instrument (22%) and $33,261 to the warrants (78%). As of December 31, 2024, this debt discount has been fully amortized.On April 20 , 2024, the Company and Frommer executed an agreement amending the payment terms to an effective interest rate of 20% per annum accruing on the date of the amendment and extending the maturity date to April 28, 2024.On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date of this note and 2 other outstanding notes to December 28, 2024. In exchange for all three extensions, Frommer received 206,537 warrants with an exercise price of $1.75 and a fair value of $521,461, of which $161,653 was allocated to this note. The amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, totaling $217,799, was recorded as a debt discount and fully amortized to interest expense during the year ended December 31, 2024On December 30, 2024, the Lender restructured the note with the Company into a new note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $22,622.The Company recognized $599 as a gain on extinguishment of debt.During the year ended December 31, 2024, this note recorded interest of $6,746.
March 26 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On March 26 2024, the Company entered into a promissory note agreement (the “March 26 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $50,000 (the “March 26 Note”). The original maturity date of the March 26 Note was April 26, 2024. As additional consideration for entering in the March 26 Loan Agreement, the Company issued 30,000 warrants of the Company’s common stock.The Company recorded a $26,923 debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $13,000 to the debt instrument (26%) and $37,000 to the warrants (74%). As of December 31, 2024, this debt discount has been fully amortized.On April 22, 2024, the Company and Frommer executed an agreement amending the payment terms to a default interest rate of 20% per annum and extending the maturity date to May 6, 2024.On May 6, 2024, the Company and Frommer executed an agreement extending the maturity date of this note and 2 other outstanding notes to December 28, 2024. In exchange for all three extensions, Frommer received 206,537 warrants with an exercise price of $1.75 and a fair value of $521,461, of which $312,876 was allocated to this note. The amendment was accounted for as a debt modification in accordance with ASC 470-50. The fair value of the warrants issued in connection with this extension, was recorded as a debt discount and fully amortized to interest expense during the year ended December 31, 2024.The Company recognized $309 as a loss on extinguishment of debt.On December 30, 2024, the Lender restructured the note with the company into a new note and completed this note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $86,992, including interest.During the year ended December 31, 2024, this note recorded interest of $11,760.
April 5th Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On April 5, 2024, the Company entered into a promissory note agreement (the “April 5 Loan Agreement”) with a lender (“April 5 lender”), whereby the April 5 lender issued the Company a promissory note of $56,250 (the “April 5 Note”). The original maturity date of the April 5 Note is February 15, 2025. This note has a flat interest fee of 15%.The Company recorded a $11,250 debt discount relating to an original issue discount and debt issuance costs of $5,000. The debt discount is being accreted over the life of the note. The debt discount is $2,366 as of December 31, 2024.On December 4, 2024, the Lender agreed to extend the note’s maturity date to March 31, 2025.During the year ended December 31, 2024, this note recorded interest of $7,209. This note was outstanding as of December 31, 2024.
The Third July 2023 Loan Agreement [Member]
Notes Payable [Line Items]
Debt discount																																														11,250
Debt issuance costs																																														$ 5,000
May 3rd, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On May 3, 2024, the Company entered into a promissory note agreement (the “May 3 Loan Agreement”) with a lender (“May 3 lender”), whereby the May 3 lender issued the Company a convertible promissory note of $60,000 (the “May 3rd Note”). This note does not accrue interest. The May 3 Note has a maturity date of May 3, 2025.The Company recorded a $24,600 debt discount relating to an original issue discount and debt issuance costs of $2,400. The debt discount is being accreted over the life of the note. The debt discount is $9,099 as of December 31, 2024.During the year ending December 31, 2024, the Company paid $38,511 in principal towards this note.As of December 31, 2024, this note remains outstanding.
May 6th Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On May 6, 2024, the Company entered into a promissory note agreement (the “May 6 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $7,000 (the “May 6 Note”). As additional consideration for entering in the May 6 Loan Agreement, the Company issued 12,000 warrants of the Company’s common stock. The original maturity date of the May 6 Note was May 7, 2024. This note has a flat interest fee of $500.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,471 to the debt instrument (21%) and $5,529 to the warrants (79%).The Company recorded a $5,529 debt discount relating to the warrants, which was amortized over the life of the note to accretion of debt discount and issuance cost. As of December 31, 2024, this debt discount has been fully amortized.The Company recognized $500 as a gain on extinguishment of debt upon the repayment of this note related to the forgiveness of the $500 interest fee.
May 28 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On May 28, 2024, the Company entered into a loan agreement (the “May 28 Loan Agreement”) with a lender (the “May 28 Lender”), whereby the May 28 Lender issued the Company a promissory note of $65,944 (the “May 28 Note”). The maturity date of the May 28 Note is November 26, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $7,327. This note did not accrue interest. This note had an original issue discount of $9,144.The Company recorded $9,144 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.During the year ended December 31, 2024, the Company repaid $65,944 towards the balance of this note and $39,678 in interest.
May 31, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On May 31, 2024, the Company entered into a promissory note agreement (the “May 31 Loan Agreement”) with a lender (the “May 31 Lender”) whereby the May 31 Lender issued the Company a promissory note in the amount of $60,000. The Maturity Date of the note is May 31, 2025. The Company recorded debt issuance costs of $1,800 for an original issue discount. The principal of the note shall be due and payable in full on the Maturity Date.This note has a flat interest fee of 15%. During the year ended December 31, 2024, this note accrued interest of $5,101.The Company recorded debt issuance costs of $1,800. The debt discount is being accreted over the life of the note. The debt discount is $745 as of December 31, 2024.During the year ended December 31, 2024, the Company repaid $3,000 towards the balance of this note.As of December 31, 2024, the note remains outstanding.
June 13th Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On June 13, 2024, the Company entered into a promissory note agreement (the “June 13 Loan Agreement”) with Jeremy Frommer, whereby Frommer issued the Company a promissory note of $7,500 (the “June 13 Note”). As additional consideration for entering in the June 13 Loan Agreement, the Company issued 12,787 warrants of the Company’s common stock. The original maturity date of the June 13 Note was July 13, 2024. This note has a flat interest fee of $500.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $2,118 to the debt instrument (28%) and $5,382 to the warrants (72%).On September 20, 2024, the Company and Frommer executed an agreement extending the maturity date of this note to December 28, 2024 for no additional consideration. The amendment was accounted for as a debt modification in accordance with ASC 470-50.On December 30, 2024, the Lender restructured the note with the company into the December 30, 2024 Loan Agreement and completed this note (see The December 30 2024 Loan Agreement). The balance of the note at the time of restructuring was $8,000 including interest. The Company recognized $700 as a loss on extinguishment of debt related to the payment of $1,200 in interest, which exceeded the amount of interest accrued by $700.The Company recorded $5,382 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized.During the year ended December 31, 2024, this note recorded interest of $500.
August 20th, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On August 20, 2024, the Company entered into a loan agreement (the “August 20 Loan Agreement”) with a lender (the “August 20 Lender”), whereby the August 20 Lender issued the Company a promissory note of $15,415 (the “August 20 Note”). The maturity date of the August 20 Note is February 17, 2025 (the “Maturity Date”).The Company recorded debt issuance costs of $1,615. The debt discount is being accreted over the life of the note. The debt discount is $428 as of December 31, 2024.During the year ended December 31, 2024, the Company repaid $770 towards the balance of this note.
October 18, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On October 18, 2024, the Company entered into a loan agreement (the “October 18 Loan Agreement”) with a lender (the “October 18 Lender”), whereby the October 18 Lender issued the Company a promissory note of $43,041 (the “October 18 Note”). The maturity date of the October 18 Note is April 18, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,782. The note does not accrue interest.The Company recorded debt issuance costs of $3,841. The debt discount is being accreted over the life of the note. The debt discount is $3,364 as of December 31, 2024.During the year ended December 31, 2024, the Company repaid $21,455 towards this note.
December 19, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On December 19, 2024, the Company entered into a loan agreement (the “December 19 Loan Agreement”) with a lender (the “December 19 Lender”), whereby the December 19 Lender issued the Company a promissory note of $12,060 (the “December 19 Note”). The maturity date of the December 19 Note was December 27, 2024 (the “Maturity Date”). As consideration for entering in the December 19 Loan Agreement, the Company issued 60,300 warrants of the Company’s common stock. This note has a flat interest fee of $500.The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $3,998 to the debt instrument (33%) and $8,062 to the warrants (67%).The Company recorded $8,062 of debt discount over the life of the note. As of December 31, 2024, this debt discount has been fully amortized. The Company recognized $500 as a gain on extinguishment of debt related to the forgiveness of the $500 interest fee.During the year ended December 31, 2024, the Company repaid $12,060 towards this note. This note was completed as of December 31, 2024.
December 30, 2024 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Agreement, description																																				On December 30, 2024, the Company entered into a Loan Agreement with Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,614, the sum of the balances of the three consolidated notes. The note has a maturity date of March 31, 2025.The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the years ended December 31, 2024, this note recorded interest of $64.As of December 31, 2024, the note remains outstanding.
Chief Executive Officer [Member] | The Second June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note		$ 12,500
Mr. Frommer [Member] | The First June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Principal amount		$ 6,023
Warrants term		5 years
Warrants to purchase (in Shares) | shares		37,500
Warrant exercise price (in Dollars per share) | $ / shares		$ 1
Allocated fair value		$ 6,477
Debt percentage		52.00%
Percentage of warrants		48.00%
Debt discount		$ 6,023
The June 1, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Promissory note			$ 44,871
Discounts and issuance costs Amortization			4,771
Payments			$ 4,986
Maturity date			Jun. 01, 2025
Amortized discount																																		4,519
Repaid principal amount																																		6,673
The First June 4, 2025 Loan Agreement [Member]
Notes Payable [Line Items]
Consideration issued (in Shares) | shares		37,500
Flewber Global, Inc. [Member] | The June 13, 2020 Loan Agreement [Member]
Notes Payable [Line Items]
Loan Receivable																														$ 63,800
Common Stock [Member]
Notes Payable [Line Items]
Common shares																																	$ 177,560	$ 177,560
Common stock price (in Dollars per share) | $ / shares																																																$ 0.001	$ 0.001